Commitments and Contingencies (Details) (USD $)	Dec. 31, 2014
Commitments and Contingencies [Line Items]
2015	$ 827,000
2016	809,000
2017	880,000
2018	906,000
2019	989,000
Thereafter	2,248,000
Total future noncancelable minimum lease payments	$ 6,659,000